Dividends	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Dividends

9. Dividends

	2018 cents per share	2017 cents per share	2016 cents per share	2018 $m	2017 $m	2016 $m
Paid during the year:
Final (declared for previous year)	71.0	64.0	57.5	130	127	137
Interim	36.3	33.0	30.0	69	62	56
Special (note 27)	0	202.5	632.9	0	404	1,500

	107.3	299.5	720.4	199	593	1,693

Proposed (not recognised as a liability at 31 December):
Final	78.1	71.0	64.0	141	135	126

The final dividend of 78.1¢ per ordinary share is proposed for approval at the Annual General Meeting (AGM) on 3 May 2019 and is payable on the shares in issue at 29 March 2019.

In October 2018, the Board announced a $500m return of funds to shareholders by way of a special dividend of $2.621 per ordinary share, together with a share consolidation. On 11 January 2019, shareholders approved the share consolidation on the basis of 19 new ordinary shares of 20 340⁄399 pence per share for every 20 existing ordinary shares of 19 17⁄21 pence, which became effective on 14 January 2019 and resulted in the consolidation of 10m shares. The special dividend was paid on 29 January 2019 at a cost of $510m. The dividend and share consolidation had the same economic effect as a share repurchase at fair value, therefore reported earnings per share has not been restated.